NON-CONTROLLING INTERESTS (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Notes and other explanatory information [abstract]
Balance, beginning of period	$ 2,006,479	$ 2,033,986	$ (33,383)
Non-controlling interest's 13% share of GR Michigan, LLC			5,743
Non-controlling interest's 100% share of Canopy Management, LLC	(129,279)	(27,507)	2,065,718
Acquisition of 87% share of Canopy Management, LLC	(893,483)		2,065,718
Balance, end of period	$ 983,717	$ 2,006,479	$ 2,033,986